Fair Value Measurements (Assets and Liabilities Measured at Fair Value on a Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts		$ 7
Total Assets		7
Foreign currency derivative contracts	89
Contingent consideration	1,900	2,030
Total Liabilities	1,989	2,030
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts
Total Assets
Foreign currency derivative contracts
Contingent consideration
Total Liabilities
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts		7
Total Assets		7
Foreign currency derivative contracts	89
Contingent consideration
Total Liabilities	89
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts
Total Assets
Foreign currency derivative contracts
Contingent consideration	1,900	2,030
Total Liabilities	$ 1,900	$ 2,030